Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 46,972	$ 30,734
Marketable securities	7,957	4,020
Accounts receivable:
Trade, net	25,004	27,258
Other	3,688	3,620
Inventories	51,507	87,985
Total current assets	135,128	153,617
Marketable securities	16,619	15,163
Assets held for employees' severance benefits	1,357	1,715
Deferred tax assets	2,359	502
Property, plant and equipment, net	3,552	4,488
Intangible assets, net	2,253	6,710
Operating leases right-of-use, net	6,466	8,441
Goodwill	0	25,561
Total assets	167,734	216,197
Current liabilities
Trade accounts payable	4,139	15,922
Other accounts payable and accrued expenses	6,668	9,641
Operating lease liabilities	2,070	1,549
Total current liabilities	12,877	27,112
Long-term liabilities
Operating lease liabilities	3,877	6,291
Liability for employees' severance benefits	2,672	3,425
Deferred tax liabilities	46	74
Total liabilities	19,472	36,902
Shareholders' equity
Ordinary shares, ILS 0.01 par value; 10,000,000 shares authorized; 7,670,033 and 7,739,274 issued as at December 31, 2022 and 2023, respectively; 6,738,706 and 6,405,523 outstanding as at December 31, 2022 and 2023, respectively	22	22
Additional paid-in capital	70,671	66,556
Treasury shares (at cost) 933,933 and 1,333,751 ordinary shares as at December 31, 2022 and 2023, respectively	(43,631)	(34,896)
Retained earnings	121,200	147,613
Total shareholders' equity	148,262	179,295
Total liabilities and shareholders’ equity	$ 167,734	$ 216,197